Significant Accounting Policies - Schedule of Disaggregated Revenues (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Disaggregated Revenues [Line Items]
Revenue	$ 4,572,290	$ 5,733,976	$ 4,967,955
Revenue, remaining performance obligation, percentage	100.00%	100.00%	100.00%
Revenue	$ 4,572,290	$ 5,733,976	$ 4,967,955
Product sales [Member]
Schedule of Disaggregated Revenues [Line Items]
Revenue	$ 3,872,507	$ 4,716,937	$ 4,176,386
Revenue, remaining performance obligation, percentage	84.70%	82.26%	84.07%
Installation and maintenance service [Member]
Schedule of Disaggregated Revenues [Line Items]
Revenue	$ 347,611	$ 555,406	$ 531,682
Revenue, remaining performance obligation, percentage	7.60%	9.69%	10.70%
Warranty income [Member]
Schedule of Disaggregated Revenues [Line Items]
Revenue	$ 89,149	$ 73,604	$ 95,948
Revenue, remaining performance obligation, percentage	1.95%	1.28%	1.93%
Technical service [Member]
Schedule of Disaggregated Revenues [Line Items]
Revenue	$ 34,124	$ 134,527	$ 40,871
Revenue, remaining performance obligation, percentage	0.75%	2.35%	0.82%
Transport income [Member]
Schedule of Disaggregated Revenues [Line Items]
Revenue	$ 228,899	$ 253,502	$ 123,068
Revenue, remaining performance obligation, percentage	5.00%	4.42%	2.48%